Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Detailed about Other Long term Liabilities

As at,	March 31, 2024	March 31, 2023

The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$3.5	$2.6

Financing arrangement	10.4	-

Long-term disability plan obligation	0.9	0.7

Long-term portion of lease liability	2.2	0.4

	$17.0	$3.7